Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (375,196)	$ (413,701)	$ (606,250)	$ (1,008,604)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Noncontrolling interest in income (loss) of consolidated subsidiary	(22,868)	(15,680)	(41,956)
Depreciation	2,100	2,746	3,446	1,802
Amount reserved due to doubtful accounts			4,289	(180)
Loss of goodwill impairment, Flocus				583,301
Loss on goodwill impairment, IAI				34,970
Loss (recapture) of prior expense		(19,400)
Issuance of stock for services received	52,500		5,000	70,000
Loss on goodwill impairment, AquaLiv		315,484	315,484
Loss on derivative liability, net	29,961		61,111
Impairment of goodwill-Aqualiv		315,484
Gain on distribution of IAI, net of intercompany transfers		(18,298)	(18,298)
Net (increase) decrease in operating assets:
Accounts receivable	(1,645)	9,613	14,040	14,392
Prepaid expenses				8,174
Net changes in inventory	(6,761)	(14,513)
Net increase (decrease) in operating liabilities:
Accounts payable and credit cards payable	26,167	(40,782)	(22,150)	121,350
Customer deposits				(66,168)
Other liabilities	(12,795)	(10,019)	(15,853)	36,599
Net Cash (Used in) Operating Activities	(308,537)	(204,550)	(279,035)	(34,202)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for definite-life intangible assets				(1,000)
Payments for property and equipment	(20,264)	(6,873)	(6,873)
Net Cash (Used in) Investing Activities	(20,264)	(6,873)	(6,873)	(1,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes, net	285,036	24,916	106,712	39,638
Payments for notes payable			(22,250)	22,226
Proceeds of capital stock issuance	112,500	189,000	204,414	17,809
Net Cash Provided by Financing Activities	397,536	213,916	288,876	35,221
NET INCREASE IN CASH	68,735	2,493	2,698	19
CASH AT BEGINNING OF PERIOD	3,732	1,034	1,034
CASH AT END OF PERIOD	72,467	3,528	3,732	1,034
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION: Cash paid during the period for:
Interest	0	0	0	0
Income taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Issuance of stock to retire notes payable and accrued interest	$ 155,000	$ 45,000	$ 85,350	$ 0
Debt acquired from acquisition			0	221057
Issuance of common stock for acquisition	0	400,000	400,000